UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:               September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 028-06391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:


/s/Philippe Laffont               New York, NY             November 14, 2008
-----------------------     --------------------------    ----------------------
    [Signature]                  [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     44

Form 13F Information Table Value Total:     $1,104,138
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name

----       -------------------       ------------------------------

1.         028-12788                 Coatue Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                         SEPTEMBER 30, 2008
COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                                                         MARKET
                               TITLE OF       CUSIP      VALUE               SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS         NUMBER     (x1000)    AMOUNT   PRN CALL    DISCRETION    MNGRS    SOLE    SHARED  NONE
AKAMAI TECHNOLOGIES INC       COM             00971T101   12,125    695,237  SH       Shared - Defined   1     695,237       0     0
AMERICAN SUPERCONDUCTOR CORP  COM             030111108    7,071    300,000  SH       Shared - Defined   1     300,000       0     0
APPLE INC                     COM             037833100  125,867  1,107,396  SH       Shared - Defined   1   1,107,396       0     0
ARIBA INC                     COM NEW         04033V203      673     47,653  SH       Shared - Defined   1      47,653       0     0
AUTHENTIDATE HLDG CORP        COM             052666104       71    153,702  SH       Shared - Defined   1     153,702       0     0
BAIDU COM INC                 SPON ADR REP A  056752108   61,785    248,903  SH       Shared - Defined   1     248,903       0     0
BANKRATE INC                  COM             06646V108   48,832  1,254,997  SH       Shared - Defined   1   1,254,997       0     0
CAVIUM NETWORKS INC           COM             14965A101      568     40,330  SH       Shared - Defined   1      40,330       0     0
CHINA TECHFAITH WIRLS COMM T  SPONSORED ADR   169424108      363    355,733  SH       Shared - Defined   1     355,733       0     0
CITRIX SYS INC                COM             177376100   89,025  3,524,334  SH       Shared - Defined   1   3,524,334       0     0
EQUINIX INC                   COM NEW         29444U502   54,911    790,545  SH       Shared - Defined   1     790,545       0     0
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109   49,918  1,750,904  SH       Shared - Defined   1   1,750,904       0     0
GANNETT INC                   COM             364730101    7,694    455,000  SH       Shared - Defined   1     455,000       0     0
GARMIN LTD                    COM             G37260109    1,840     54,200  SH       Shared - Defined   1      54,200       0     0
GOOGLE INC                    CL A            38259P508   94,547    236,061  SH       Shared - Defined   1     236,061       0     0
IDEARC INC                    COM             451663108      291    233,000  SH       Shared - Defined   1     233,000       0     0
IPASS INC                     COM             46261V108      507    234,898  SH       Shared - Defined   1     234,898       0     0
LDK SOLAR CO LTD              SPONSORED ADR   50183L107    3,602    120,000  SH       Shared - Defined   1     120,000       0     0
LEVEL 3 COMMUNICATIONS INC    COM             52729N100    8,700  3,222,222  SH       Shared - Defined   1   3,222,222       0     0
LG DISPLAY CO LTD             SPONS ADR REP   50186V102    6,350    500,000  SH       Shared - Defined   1     500,000       0     0
MARCHEX INC                   CL B            56624R108   12,674  1,231,673  SH       Shared - Defined   1   1,231,673       0     0
NETFLIX INC                   COM             64110L106   15,440    500,000  SH       Shared - Defined   1     500,000       0     0
NORTEL NETWORKS CORP NEW      COM NEW         656568508    6,605  2,948,550  SH       Shared - Defined   1   2,948,550       0     0
NOVATEL WIRELESS INC          COM NEW         66987M604    4,484    740,001  SH       Shared - Defined   1     740,001       0     0
NUTRI SYS INC NEW             COM             67069D108   12,907    728,383  SH       Shared - Defined   1     728,383       0     0
O2MICRO INTERNATIONAL LTD     SPONS ADR       67107W100    5,438  1,497,964  SH       Shared - Defined   1   1,497,964       0     0
QUALCOMM INC                  COM             747525103  127,154  2,959,136  SH       Shared - Defined   1   2,959,136       0     0
R H DONNELLEY CORP            COM NEW         74955W307      364    183,000  SH       Shared - Defined   1     183,000       0     0
RAYMOND JAMES FINANCIAL INC   COM             754730109   10,011    303,546  SH       Shared - Defined   1     303,546       0     0
RESEARCH IN MOTION LTD        COM             760975102   99,846  1,461,876  SH       Shared - Defined   1   1,461,876       0     0
RF MICRODEVICES INC           COM             749941100    1,247    426,929  SH       Shared - Defined   1     426,929       0     0
SANDISK CORP                  COM             80004C101    7,638    390,685  SH       Shared - Defined   1     390,685       0     0
SELECT COMFORT CORP           COM             81616X103      259    156,811  SH       Shared - Defined   1     156,811       0     0
SIGMA DESIGNS INC             COM             826565103   31,558  2,219,300  SH       Shared - Defined   1   2,219,300       0     0
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108    3,969    848,128  SH       Shared - Defined   1     848,128       0     0
SIRF TECHNOLOGY HLDGS INC     COM             82967H101    2,457  1,649,104  SH       Shared - Defined   1   1,649,104       0     0
SOHU COM INC                  COM             83408W103  162,332  2,911,782  SH       Shared - Defined   1   2,911,782       0     0
SUNPOWER CORP                 COM CL A        867652109      810     11,424  SH       Shared - Defined   1      11,424       0     0
SYNAPTICS INC                 COM             87157D109      256      8,472  SH       Shared - Defined   1       8,472       0     0
TECHTARGET INC                COM             87874R100    6,017    859,544  SH       Shared - Defined   1     859,544       0     0
THE9 LTD                      ADR             88337K104   12,529    746,215  SH       Shared - Defined   1     746,215       0     0
TRAVELZOO INC                 COM             89421Q106    4,606    581,628  SH       Shared - Defined   1     581,628       0     0
TRIDENT MICROSYSTEMS INC      COM             895919108      408    170,188  SH       Shared - Defined   1     170,188       0     0
UTSTARCOM INC                 COM             918076100      387    114,931  SH       Shared - Defined   1     114,931       0     0

                                          TOTAL VALUE  1,104,138

SK 02984 0008 932257